                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07941
                                    ------------

                           Merrimac Master Portfolio
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         200 Clarendon Street, P.O. Box 9130, Boston MA           02116
-------------------------------------------------------------------------------
              (Address of principal executive offices)          (Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Master Portfolio
Mail Code LEG 13  200 Clarendon Street, Boston, MA                02116
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:  (888) 637-7622
                                                     ----------------

Date of fiscal year end:   12/31/2005
                           -----------------

Date of reporting period:  12/31/2005
                           -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

     The annual report for the period January 1, 2005 through December 31, 2005 is filed herewith.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
------------------------------------------------------------------------------------
                                  YIELD TO                   PAR          VALUE
                                  MATURITY#    MATURITY     VALUE        (NOTE 1)
------------------------------------------------------------------------------------
COMMERCIAL PAPER - 31.1%
Amstel Funding Corporation          4.32%      02/17/06  $25,000,000  $   24,860,469
Atlantic Asset Securitization
  Corporation                       4.34       01/12/06   35,000,000      34,953,693
                                    4.34       01/18/06   10,000,000       9,979,553
AWB Harvest Finance Ltd.            4.33       01/20/06   19,000,000      18,956,681
Bank of Ireland                     3.93       01/17/06   15,000,000      14,974,100
                                    4.23       02/03/06   25,000,000      24,904,094
Banque Generale Du Luxembourg       4.13       01/23/06   15,000,000      14,962,554
Barclays U.S. Funding LLC           4.44       04/28/06   25,000,000      24,646,156
                                    4.53       05/30/06   14,750,000      14,479,860
Ciesco LP                           4.23       02/02/06   25,000,000      24,907,000
CIT Group, Inc.                     3.99       02/06/06   26,000,000      25,898,340
CRC Funding LLC                     4.38       02/13/06   50,000,000      49,740,208
Depfa Bank PLC                      3.97       02/27/06   25,000,000      24,845,823
Fairway Finance Corporation         4.25       01/23/06   21,495,000      21,439,567
Grampian Funding Ltd.               4.05       03/22/06   25,000,000      24,779,444
                                    4.24       04/03/06   30,000,000      29,681,833
Ivory Funding Corporation           4.46       03/13/06   16,974,000      16,826,369
                                    4.46       03/20/06   23,272,000      23,049,636
Jupiter Securitization
  Corporation                       4.34       01/12/06   50,000,000      49,933,847
K2 (USA) LLC                        4.23       01/17/06   20,000,000      19,962,666
Picaros Funding LLC                 4.34       01/30/06   50,000,000      49,826,000
Solitaire Funding Ltd.              4.41       03/28/06   40,000,000      39,584,333
UBS Finance                         4.05       02/27/06   25,000,000      24,842,458
                                                                      --------------
                                                                         608,034,684
                                                                      --------------
VARIABLE RATE NOTES* - 40.9%
American Express Credit             4.29       01/05/06   16,200,000      16,219,749
Bank of America Corporation         4.12       01/03/06   35,000,000      35,000,000
Bank One NA                         3.95       01/17/06   21,500,000      21,508,668
Bear Stearns - EMC Mortgage
  Corporation                       4.37       01/03/06   40,000,000      40,000,000
Bear Stearns Companies, Inc.        4.08       01/05/06   15,000,000      15,000,000
BNP Paribas NY                      4.25       01/04/06   20,000,000      19,997,012
Canadian Imperial Bank of
  Commerce NY                       4.11       01/04/06   10,000,000       9,999,123
                                    4.27       01/17/06   18,000,000      18,005,870
CIT Group, Inc.                     4.08       01/19/06   27,225,000      27,233,717
Citigroup, Inc.                  4.32 - 4.44   03/29/06   30,000,000      30,004,016
Credit Suisse First Boston
  USA, Inc.                         4.30       01/06/06   55,000,000      55,000,052
First Tennessee Bank NA             4.20       02/14/06   15,000,000      15,000,000
General Electric Capital
  Corporation                       4.24       02/03/06   20,000,000      20,004,267
Goldman Sachs Group Inc.,
  Promissory Note+                  4.33       01/03/06   60,000,000      60,000,000
Household Finance Corporation       4.16       01/03/06   27,500,000      27,520,618
K2 (USA) LLC                        4.12       01/03/06    5,000,000       4,999,983
                                    4.28       03/15/06   15,000,000      14,999,694
Links Securities LLC                4.09       01/05/06   55,000,000      54,995,752
Merrill Lynch & Co., Inc.           4.10       01/19/06    6,000,000       6,004,439
                                    4.45       03/20/06   19,600,000      19,622,541
Morgan Stanley, Dean Witter &
  Co.                               3.97       01/03/06   50,000,000      50,000,000
                                    4.25       02/09/06    6,000,000       6,003,946
Natexis Banques Populaire           4.28       01/17/06   20,000,000      20,000,000
Royal Bank of Canada                3.90       01/10/06   14,000,000      14,000,000
Sigma Finance Corporation           3.96       01/16/06   20,000,000      20,001,859
                                    4.44       02/16/06   25,000,000      24,999,684
Tango Finance Corporation           4.32       01/03/06   28,000,000      27,999,408
Wal-Mart Stores                     4.83       06/01/06   10,000,000      10,040,929
Wells Fargo Financial               4.15       01/17/06   25,000,000      25,004,606
Westpac Banking Corporation         4.11       03/13/06   50,000,000      50,000,000
White Pine Finance LLC              4.10       01/03/06   39,400,000      39,397,735
                                                                      --------------
                                                                         798,563,668
                                                                      --------------
CORPORATE DEBT - 3.6%
BMW US Capital LLC                  3.82       06/07/06    9,000,000       9,012,508
Caterpillar Finance Services
  Corporation                       3.77       05/01/06    5,576,000       5,615,140
Citigroup Global Market
  Holdings                          3.66       03/15/06   10,040,000      10,083,614

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
------------------------------------------------------------------------------------
                                  YIELD TO                   PAR          VALUE
                                  MATURITY#    MATURITY     VALUE        (NOTE 1)
------------------------------------------------------------------------------------
General Electric Capital
  Corporation                       3.68%      03/30/06  $16,000,000  $   16,063,042
Household Finance Corporation    3.55 - 3.67   01/24/06   19,500,000      19,534,832
Merrill Lynch & Co., Inc.           3.76       05/16/06   10,000,000      10,086,853
                                                                      --------------
                                                                          70,395,989
                                                                      --------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 0.7%
Federal Home Loan Bank              4.11       02/15/06    3,395,000       3,400,074
Federal Home Loan Mortgage
  Corporation                       3.65       02/15/06   10,000,000       9,978,794
                                                                      --------------
                                                                          13,378,868
                                                                      --------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 0.8%
Federal Home Loan Bank              4.60       09/15/06   15,000,000      14,913,495
                                                                      --------------
CERTIFICATES OF DEPOSIT - 7.2%
Barclays Bank PLC New York          4.41       07/19/06   10,000,000       9,975,297
BNP Paribas London                  4.13       02/15/06   15,000,000      15,000,000
HBOS Treasury Services PLC New
  York                              4.70       11/03/06   25,000,000      25,000,000
Royal Bank of Scotland New
  York                              4.31       09/29/06   20,000,000      20,000,000
Svenska Handelsbanken New York      4.76       12/18/06   25,000,000      25,000,000
Toronto Dominion Bank New York      3.57       02/10/06   10,000,000      10,000,055
                                    3.58       02/17/06   10,000,000      10,000,064
Wells Fargo Financial NA            4.35       01/06/06   25,000,000      25,000,000
                                                                      --------------
                                                                         139,975,416
                                                                      --------------
TIME DEPOSITS - 7.7%
Compass Bank Time Deposit           4.00       01/03/06   56,500,000      56,500,000
Marshall & Ilsley Bank              4.00       01/03/06   50,000,000      50,000,000
RBC Centura Bank                    4.06       01/03/06   43,000,000      43,000,000
                                                                      --------------
                                                                         149,500,000
                                                                      --------------
ASSET BACKED SECURITIES - 1.3%
Capital One Auto Finance Trust
  2005-C A1                         4.10       01/15/06   13,826,604      13,826,604
Residential Mortgage
  Acceptance Corporation
  2004-NS2A A1*                     4.09       01/12/06   11,685,726      11,685,726
                                                                      --------------
                                                                          25,512,330
                                                                      --------------
REPURCHASE AGREEMENTS - 6.4%
Morgan Stanley Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$50,023,333, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 5.00% to 5.50% and
maturities ranging from
05/01/35 to 07/01/35, with an
aggregate market value of
$51,000,000                         4.20       01/03/06   50,000,000      50,000,000
Morgan Stanley Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$75,035,417, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 5.00% to 5.50% and
maturities ranging from
05/01/35 to 07/01/35, with an
aggregate market value of
$76,500,001                         4.25       01/03/06   75,000,000      75,000,000
                                                                      --------------
                                                                         125,000,000
                                                                      --------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                           1,945,274,450

Other assets and liabilities, net - 0.3%                                   6,131,226
                                                                      --------------

NET ASSETS - 100.0%                                                   $1,951,405,676
                                                                      ==============
NOTES TO SCHEDULE OF INVESTMENTS:

#    Unaudited
*    Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.
+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                     COMPOSITION OF NET ASSESTS (UNAUDITED)
--------------------------------------------------------------------------------

         Variable Rate Notes                                      40.9%
         Commercial Paper                                         31.1%
         Time Deposits                                             7.7%
         Certificates of Deposit                                   7.2%
         Repurchase Agreements                                     6.4%
         Corporate Debt                                            3.6%
         Asset Backed Securities                                   1.3%
         U.S. Government Agency Variable Rate Obligations          0.8%
         U.S. Government Agency Fixed Obligations                  0.7%
         Other Assets & Liabilities, Net                           0.3%

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------
                                  YIELD TO                 PAR         VALUE
                                  MATURITY#   MATURITY    VALUE       (NOTE 1)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 58.5%
Amstel Funding Corporation          3.88%     01/03/06  $5,500,000  $  5,498,832
Amsterdam Funding Corporation       4.30      01/09/06   5,250,000     5,244,995
AWB Harvest Finance Ltd.            4.33      01/20/06   6,000,000     5,986,320
Bank of Ireland                     4.26      02/06/06   4,500,000     4,481,010
Banque Generale du Luxembourg       4.27      02/15/06   6,000,000     5,968,350
Barclays U.S. Funding LLC           4.31      03/08/06   6,000,000     5,953,250
Cancara Asset Securitisation
  Ltd.                              4.31      01/06/06     694,000       693,585
CIT Group, Inc.                     4.44      04/11/06   5,746,000     5,676,409
Credit Agricole Indosuez            4.24      02/01/06   5,000,000     4,981,916
Credit Suisse First Boston
  USA, Inc.                         4.36      03/17/06   2,000,000     1,982,083
Danske Corporation                  3.97      01/17/06   5,300,000     5,290,754
Dexia Delaware LLC                  4.43      03/13/06   5,500,000     5,452,435
Edison Asset Securitization         4.42      03/13/06   6,000,000     5,948,288
Eiffel Funding LLC                  4.33      01/17/06   5,000,000     4,990,400
Fairway Finance Corporation         4.44      03/14/06   6,000,000     5,947,320
Grampian Funding Ltd.               4.09      03/22/06   6,000,000     5,946,533
HBOS Treasury Services PLC          4.41      03/09/06   2,000,000     1,983,752
Ivory Funding Corporation           4.37      02/27/06   6,000,000     5,958,960
Sheffield Receivables
  Corporation                       4.34      01/30/06   6,000,000     5,979,120
Solitaire Funding Ltd.              4.30      01/23/06   6,000,000     5,984,306
Tango Finance Corporation           4.26      02/16/06   6,000,000     5,967,724
UBS Finance                         4.31      02/28/06   2,000,000     1,986,306
Westpac Banking Corporation         3.89      02/10/06   6,000,000     5,974,534
Yorktown Capital LLC                4.26      01/12/06   4,200,000     4,194,546
                                                                    ------------
                                                                     118,071,728
                                                                    ------------
VARIABLE RATE NOTES* - 33.5%
American Honda Finance
  Corporation                       4.30      02/21/06   4,000,000     4,000,458
Bank of America Corporation         4.12      01/03/06   4,500,000     4,500,000
Beta Finance, Inc.                  4.24      01/17/06   5,000,000     5,000,613
Canadian Imperial Bank of
  Commerce NY                       4.27      01/17/06   5,000,000     5,001,630
Citigroup Commercial Credit         4.25      02/21/06   3,050,000     3,051,788
Credit Suisse First Boston
  USA, Inc.                         4.19      02/10/06   4,000,000     4,000,465
Dorada Finance, Inc.                4.26      01/17/06   5,000,000     5,000,000
General Electric Capital
  Corporation                       4.02      01/17/06   5,400,000     5,400,820
Goldman Sachs Group Inc.,
  Promissory Note+                  4.33      01/03/06   5,000,000     5,000,000
HBOS Treasury Services PLC       4.31 - 4.37  03/30/06   4,000,000     4,000,951
K2 (USA) LLC                        4.19      01/17/06   5,000,000     5,000,148
Nationwide Building Society         4.14      03/28/06   2,500,000     2,499,922
Royal Bank of Canada                3.85      01/10/06   1,000,000     1,000,000
Sigma Finance Corporation           4.19      01/17/06   2,290,000     2,289,978
Toyota Motor Credit
  Corporation                       4.22      01/18/06   6,000,000     5,999,824
Wells Fargo Financial               4.34      03/03/06   6,000,000     6,001,302
                                                                    ------------
                                                                      67,747,899
                                                                    ------------
CORPORATE DEBT - 3.9%
Citigroup Global Market
  Holdings                       3.94 - 4.33  03/15/06   2,829,000     2,838,660
US Bancorp                          3.94      03/30/06   5,000,000     4,985,738
                                                                    ------------
                                                                       7,824,398
                                                                    ------------
CERTIFICATES OF DEPOSIT - 2.5%
BNP Paribas London                  4.13      02/15/06   5,000,000     5,000,000
                                                                    ------------
ASSET BACKED SECURITIES - 1.4%
Residential Mortgage
  Acceptance Corporation
  2004-NS2A A1*                     4.09      01/12/06   2,804,574     2,804,574
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                       VALUE
                                                          SHARES      (NOTE 1)

--------------------------------------------------------------------------------
MUTUAL FUNDS - 0.0%
JP Morgan Chase Institutional
  Prime Money Market Fund                                   47,533  $     47,533
                                                                    ------------
                                                                          47,533
                                                                    ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                         201,496,132

Other assets and liabilities, net - 0.2%                                 359,816
                                                                    ------------

NET ASSETS - 100.0%                                                 $201,855,948
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS:

#    Unaudited

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

                        COMPOSITION OF NET ASSESTS (UNAUDITED)

        Commercial Paper                                        58.5%
        Variable Rate Notes                                     33.5%
        Corporate Debt                                           3.9%
        Certificates of Deposit                                  2.5%
        Asset Backed Securities                                  1.4%
        Other Assets & Liabilities, Net                          0.2%

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
-------------------------------------------------------------------------------

                                  YIELD TO                  PAR         VALUE
                                  MATURITY#   MATURITY     VALUE       (NOTE 1)

-------------------------------------------------------------------------------
TREASURY OBLIGATIONS - 90.5%
U.S. Treasury Bills                3.89%     01/26/05  $10,000,000  $  9,973,576
                                   3.87      01/19/06   10,000,000     9,981,050
                                   3.90      02/02/06   10,000,000     9,966,089
                                   3.98      02/16/06    5,000,000     4,975,275
                                   4.01      02/23/06   10,000,000     9,942,451
                                   4.02      03/02/06    5,000,000     4,967,442
                                3.94 - 4.06  03/09/06   39,000,000    38,717,259
                                   3.92      03/16/06   30,000,000    29,764,125
                                3.96 - 4.00  03/23/06   23,000,000    22,799,694
                                   4.13      04/06/06    5,000,000     4,947,051
U.S. Treasury Notes                3.98      01/31/06    5,000,000     4,991,406
                                   4.04      02/28/06   25,000,000    24,904,182
                                   4.10      03/31/06   10,000,000     9,937,115
                                   4.25      04/30/06   10,000,000     9,935,574
U.S. Treasury Strips,
  Principal Only                   3.83      02/15/06   20,000,000    19,906,812
                                                                    ------------
                                                                     215,709,101
                                                                    ------------

                                                         SHARES
                                                       -----------
MUTUAL FUNDS - 9.4%
Dreyfus Treasury Prime Cash
  Fund                                                  11,451,032    11,451,032
Goldman Sachs Financial Square
  Treasury Instruments Fund                             10,959,356    10,959,356
                                                                    ------------
                                                                      22,410,388
                                                                    ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.9%                         238,119,489

Other assets and liabilities, net - 0.1%                                 249,977
                                                                    ------------

NET ASSETS - 100.0%                                                 $238,369,466
                                                                    ============

#    Unaudited

                        COMPOSITION OF NET ASSESTS (UNAUDITED)

        Treasury Obligations                            90.5%
        Mutual Funds                                     9.4%
        Other Assets & Liabilities, Net                  0.1%

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------

                              YIELD TO                   PAR            VALUE
                              MATURITY#  MATURITY       VALUE         (NOTE 1)

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 100.0%

Bear Stearns Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$175,075,833, collateralized
by U.S. Government Agency and
U.S. Treasury Obligations with
rates ranging from 0.00% to
5.70% and maturities ranging
from 05/26/06 to 07/03/25,
with an aggregate market value
of $178,502,896                   3.90%   01/03/06  $175,000,000  $  175,000,000

Bear Stearns Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$50,017,500, collateralized by
U.S. Treasury Obligations with
rates ranging from 2.625% to
5.375% and maturities ranging
from 11/15/06 to 02/15/31,
with an aggregate market value
of $51,023,726                    3.15    01/03/06    50,000,000      50,000,000

Citigroup Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$100,032,222, collateralized
by U.S. Treasury Obligations
with rates of 0.00% and
maturities ranging from
08/15/07 to 11/15/17, with an
aggregate market value of
$102,000,000                      2.90    01/03/06   100,000,000     100,000,000

Credit Suisse First Boston
Repurchase Agreement, dated
12/30/05, with a maturity
value of $50,023,500,
collateralized by a U.S.
Government Agency Obligation
with a rate of 4.00% and a
maturity date of 08/17/07,
with an aggregate market value
of $51,004,298                    4.23    01/03/06    50,000,000      50,000,000

Goldman Sachs Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$150,055,000, collateralized
by a U.S. Treasury Obligation
with a rate of 4.00% and a
maturity date of 02/15/14,
with an aggregate market value
of $153,000,656                   3.30    01/03/06   150,000,000     150,000,000

JP Morgan Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$175,065,139, collateralized
by U.S. Treasury Obligations
with rates ranging from 1.50%
to 6.25% and maturities
ranging from 03/31/06 to
05/15/09, with an aggregate
market value of $178,502,969      3.35    01/03/06   175,000,000     175,000,000

Lehman Brothers Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$75,028,333, collateralized by
U.S. Treasury Obligations with
rates of 0.00% and maturities
ranging from 01/05/06 to
05/18/06, with an aggregate
market value of $76,502,017       3.40    01/03/06    75,000,000      75,000,000

Merrill Lynch Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$260,098,222, collateralized
by U.S. Treasury Obligations
with rates ranging from 6.50%
to 8.75% and maturities
ranging from 05/15/17 to
11/15/26, with an aggregate
market value of $265,200,332      3.40    01/03/06   260,000,000     260,000,000

Morgan Stanley Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$227,624,186, collateralized
by U.S. Treasury Obligations
with rates of 0.00% and
maturities ranging from
08/15/17 to 05/15/18, with an
aggregate market value of
$232,088,072                      3.45    01/03/06   227,536,963     227,536,963
                                                                  --------------
                                                                   1,262,536,963
                                                                  --------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                      1,262,536,963

Other assets and liabilities, net - 0.0%                                  70,210
                                                                  --------------

NET ASSETS - 100.0%                                               $1,262,607,173
                                                                  ==============

#    Unaudited

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
                     COMPOSITION OF NET ASSESTS (UNAUDITED)
--------------------------------------------------------------------------------

        Repurchase Agreements                           100.0%
        Other Assets & Liabilities, Net                   0.0%

    The accompanying notes are an integral part of the financial statements.


                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
------------------------------------------------------------------------------------
                                  YIELD TO                   PAR           VALUE
                                  MATURITY#    MATURITY     VALUE         (NOTE 1)
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 33.4%
Federal Home Loan Bank              4.28%      02/13/06  $ 15,000,000   $  14,960,146
                                    4.04       02/15/06    12,500,000      12,519,727
                                    4.37       03/23/06    20,000,000      19,939,422
                                    4.26       05/22/06    25,425,000      25,291,377
                                    4.76       01/18/07     8,000,000       7,898,600
Federal Home Loan Mortgage
  Corporation                       3.06       01/10/06    20,000,000      19,984,700
                                    3.82       01/17/06    25,000,000      24,958,278
                                    3.90       02/14/06    25,000,000      24,883,064
                                    4.29       04/13/06    12,500,000      12,351,038
                                    4.43       04/15/06    13,305,000      13,227,696
                                    4.40       05/05/06    40,000,000      39,404,800
                                 4.57 - 4.64   08/15/06    27,500,000      27,191,299
                                    4.17       10/18/06    10,000,000      10,000,000
                                    4.50       11/03/06    10,000,000      10,000,000
Federal National Mortgage
  Association                       3.87       01/03/06    15,000,000      14,996,804
                                 3.90 - 4.25   02/15/06    60,000,000      59,805,962
                                    4.28       02/27/06    30,000,000      29,798,125
                                    4.31       02/28/06    10,000,000       9,967,453
                                    4.37       03/22/06    30,000,000      29,712,000
                                    4.35       05/03/06    12,500,000      12,319,542
                                    4.50       06/15/06    20,000,000      20,066,098
                                                                       --------------
                                                                          439,276,131
                                                                       --------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 34.3%
Federal Farm Credit Bank         4.11 - 4.21   01/03/06   150,000,000     149,996,590
                                    4.21       01/24/06    30,000,000      30,003,393
Federal Home Loan Bank           4.09 - 4.12   01/03/06    29,500,000      29,499,972
                                    4.19       01/21/06    40,000,000      40,000,149
                                    4.29       03/13/06     5,400,000       5,398,075
                                    4.26       03/29/06    60,000,000      59,966,301
                                    4.60       09/15/06    25,000,000      24,855,825
Federal National Mortgage
  Association                       4.04       01/03/06    70,000,000      69,995,128
                                    4.07       01/06/06    25,000,000      24,998,314
                                    4.13       01/07/06    17,000,000      16,996,054
                                                                       --------------
                                                                          451,709,801
                                                                       --------------
REPURCHASE AGREEMENTS - 31.9%
Bear Stearns Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$50,320,208, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 4.50% to 8.00% and
maturities ranging from
04/01/09 to 08/01/35, with an
aggregate market value of
$51,002,867+                        4.35       02/21/06    50,000,000      50,000,000

Goldman Sachs Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$175,084,194, collateralized
by U.S. Government Agency
Obligations with rates ranging
from 4.40% to 6.00% and
maturities ranging from
04/01/30 to 08/01/35, with an
aggregate market value of
$178,500,000                        4.33       01/03/06   175,000,000     175,000,000

Morgan Stanley Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$145,568,708, collateralized
by U.S. Government Agency
Obligations with rates ranging
from 3.556% to 8.00% and
maturities ranging from
07/01/11 to 12/01/35, with an
aggregate market value of
$148,412,187                        4.25       01/03/06   145,500,000     145,500,000

       The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR          VALUE
                                  MATURITY#   MATURITY     VALUE        (NOTE 1)

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)

Morgan Stanley Repurchase
Agreement, dated 12/30/05,
with a maturity value of
$50,023,333, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 3.556% to 8.00% and
maturities ranging from
07/01/11 to 12/01/35, with an
aggregate market value of
$51,000,752                        4.20%   01/03/06  $50,000,000  $   50,000,000
                                                                  --------------
                                                                     420,500,000
                                                                  --------------

                                                        SHARES
                                                      -----------
MUTUAL FUNDS - 0.1%
Federated Government
  Obligation Money Market Fund                           725,275         725,275
                                                                  --------------
                                                                         725,275
                                                                  --------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                       1,312,211,207

Other assets and liabilities, net - 0.3%                               3,857,560
                                                                  --------------

NET ASSETS - 100.0%                                               $1,316,068,767
                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS:

#    Unaudited

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
                     COMPOSITION OF NET ASSESTS (UNAUDITED)
--------------------------------------------------------------------------------

     U.S. Govt Agency Variable Rate Obligations                 34.3%
     U.S. Govt Agency Fixed Rate Obligations                    33.4%
     Repurchase Agreements                                      31.9%
     Mutual Funds                                                0.1%
     Other Assets & Liabilities, Net                             0.3%

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR         VALUE
                                  MATURITY#    MATURITY     VALUE       (NOTE 1)

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 76.6%
ALASKA - 3.5%
Valdez Marine Terminal, BP
  Pipelines, Inc. Project           3.78%     01/03/06  $ 3,050,000  $ 3,050,000
                                    3.78      01/07/06    3,000,000    3,000,000
Valdez Marine Terminal, Exxon
  Pipeline Co. Project              3.73      01/03/06    3,000,000    3,000,000
                                                                     -----------
                                                                       9,050,000
                                                                     -----------
CALIFORNIA - 5.7%
California State Department of
  Water Resources, LOC: BNP
  Paribas                           3.75      01/03/06    8,400,000    8,400,000
California State, LOC: State
  Street Bank & Trust Co.           3.73      01/03/06    6,300,000    6,300,000
                                                                     -----------
                                                                      14,700,000
                                                                     -----------
COLORADO - 2.8%
Colorado Housing & Finance
  Authority, LOC: FNMA              3.53      01/07/06    7,400,000    7,400,000
                                                                     -----------
CONNECTICUT - 5.4%
Connecticut State Health &
  Educational Facilities
  Authority, Yale University        3.68      01/03/06    5,585,000    5,585,000
                                 3.40 - 3.45  01/07/06    5,300,000    5,300,000
Connecticut State, SPA:
  Bayerische Landesbank             3.50      01/07/06    3,100,000    3,100,000
                                                                     -----------
                                                                      13,985,000
                                                                     -----------
GEORGIA - 1.9%
Metropolitan Atlanta Rapid
  Transit Authority, LOC:
  Bayerische Landesbank             3.45      01/07/06    5,000,000    5,000,000
                                                                     -----------
ILLINOIS - 8.9%
Chicago Board of Education,
  SPA: Depfa Bank PLC,
  Insurer: FSA                      3.78      01/03/06    3,000,000    3,000,000
Chicago O'Hare International
  Airport, LOC: Societe
  Generale                          3.45      01/07/06    3,245,000    3,245,000
Illinois Health Facilities
  Authority, Gottlieb Memorial
  Hospital, SPA: Harris
  Trust & Savings Bank              3.55      01/07/06    8,500,000    8,500,000
Illinois Health Facilities
  Authority, Rush Presbyterian
  - St. Luke's Medical Center,
  LOC: Northern Trust Company       3.57      01/07/06    2,000,000    2,000,000
Illinois Health Facilities
  Authority, Rush Presbyterian
  Hospital - St. Luke's
  Medical Center, SPA: Harris
  Trust & Savings Bank,
  Insurer: MBIA                     3.56      01/07/06    1,300,000    1,300,000
Illinois State - Series B,
  SPA: Depfa Bank PLC               3.58      01/07/06    5,000,000    5,000,000
                                                                     -----------
                                                                      23,045,000
                                                                     -----------
INDIANA - 0.8%
Indiana State Educational
  Facilities Authority,
  University of Notre Dame Du
  Lac, LOC: Bank of America NA      3.50      01/07/06    2,000,000    2,000,000
                                                                     -----------
KENTUCKY - 1.8%
Kentucky Economic Development
  Finance Authority, Baptist
  Health Care System, SPA:
  National City Bank, Insurer:
  MBIA                              3.78      01/03/06    4,715,000    4,715,000
                                                                     -----------
MASSACHUSETTS - 4.8%
Boston Water and Sewer
  Commission, LOC: State
  Street Bank & Trust Co.           3.50      01/07/06      450,000      450,000
Massachusetts State Health &
  Educational Facilities
  Authority,Capital Asset
  Program SPA: State Street
  Bank & Trust Co, Insurer:
  MBIA                              3.76      01/03/06    2,525,000    2,525,000
Massachusetts State Water
  Resources Authority, LOC:
  Bank of NovaScotia, Insurer:
  AMBAC                             3.48      01/07/06    2,800,000    2,800,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                YIELD TO                   PAR         VALUE
                                MATURITY#    MATURITY     VALUE       (NOTE 1)

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
Massachusetts State, Central
  Artery Project, LOC:
  Landesbank Baden                3.80%      01/07/06  $ 6,540,000  $  6,540,000
Massachusetts State, SPA:
  Landesbank Hessen-Thueringen
  Girozentrale                    3.58       01/07/06      100,000       100,000
                                                                    ------------
                                                                      12,415,000
                                                                    ------------
MICHIGAN - 3.6%
Detroit Michigan Water Supply
  Systems, Insurer: FGIC          3.57       01/07/06    7,000,000     7,000,000
Michigan State Housing
  Development Authority, SPA:
  Landesbank Hessen, Insurer:
  MBIA                            3.58       01/07/06    2,400,000     2,400,000
                                                                    ------------
                                                                       9,400,000
                                                                    ------------
MINNESOTA - 0.2%
Hennepin County, LOC: State
  Street Bank & Trust Co.         3.38       01/07/06       50,000        50,000
Minneapolis, LOC: Dexia Credit
  Local de France                 3.38       01/07/06       65,000        65,000
North Suburban Hospital
  District of Anoka & Ramsey
  Counties, LOC: Wells Fargo
  Bank NA                         3.60       01/07/06      500,000       500,000
                                                                    ------------
                                                                         615,000
                                                                    ------------
MISSOURI - 3.3%
Missouri State Health &
  Educational Facilities
  Authority, Deaconess Long
  Term Care, LOC: JP Morgan
  Chase Bank                      3.57       01/07/06      100,000       100,000
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, SPA: JP Morgan
  Chase Bank                      3.80       01/03/06    8,475,000     8,475,000
                                                                    ------------
                                                                       8,575,000
                                                                    ------------
NEVADA - 0.5%
Clark County School District,
  SPA: State Street Bank &
  Trust Co., Insurer: FSA         3.69       01/03/06    1,200,000     1,200,000
                                                                    ------------
NEW HAMPSHIRE - 2.7%
New Hampshire Health &
  Education Facilities
  Authority, Dartmouth College    3.52       01/07/06    7,090,000     7,090,000
                                                                    ------------
NEW JERSEY - 3.4%
New Jersey Economic
  Development Authority,
  United Water, Inc., SPA:
  Bank of New York, Insurer:
  AMBAC                           3.75       01/03/06    8,860,000     8,860,000
                                                                    ------------
NEW MEXICO - 1.5%
Hurley Pollution Control
  Revenue Bond, British
  Petroleum Company, Amoco        3.78       01/03/06    3,920,000     3,920,000
                                                                    ------------
NEW YORK - 14.4%
New York City Transitional
  Finance Authority, SPA:
  Citibank                        3.75       01/03/06    9,400,000     9,400,000
New York City, LOC: Depfa Bank
  PLC                             3.54       01/07/06    5,000,000     5,000,000
New York State Dormitory
  Authority Revenue Bond, LOC:
  Dexia Credit Local de
  France, Insurer: FSA            3.52       01/07/06    8,500,000     8,500,000
New York State Housing Finance
  Agency, Normandie CT I,
  LOC:Bayerische Landesbank
  Hessen-Thueringen
  Girozentrale                    3.52       01/07/06    7,155,000     7,155,000
New York State Local
  Government Assistance
  Corporation Tax Revenue
  Bond, LOC: Societe Generale     3.50       01/07/06    7,280,000     7,280,000
                                                                    ------------
                                                                      37,335,000
                                                                    ------------
NORTH CAROLINA - 2.3%
North Carolina Educational
  Facilities Finance Agency,
  Duke University                 3.49       01/07/06    5,350,000     5,350,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                YIELD TO                   PAR         VALUE
                                MATURITY#    MATURITY     VALUE       (NOTE 1)

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
North Carolina State, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale                    3.50%      01/07/06  $   500,000  $    500,000
                                                                    ------------
                                                                       5,850,000
                                                                    ------------
PENNSYLVANIA - 0.9%
Delaware County Industrial
  Development Authority,
  General Electric Capital
  Corporation                     3.50       01/07/06      900,000       900,000
Delaware County Industrial
  Development Authority,
  Resource Recovery Authority,
  General Electric Capital
  Corporation                     3.50       01/07/06    1,400,000     1,400,000
Lehigh County Industrial
  Development Authority
  Pollution Control Revenue
  Bond, Alleghany Electric
  Cooperative, Inc., LOC:
  Rabobank Nederland              3.60       01/07/06       90,000        90,000
                                                                    ------------
                                                                       2,390,000
                                                                    ------------
TEXAS - 2.8%
Harris County Health
  Facilities Development
  Authority, Texas Children's
  Hospital, SPA: JP Morgan
  Chase Bank, Insurer: MBIA       3.80       01/03/06    6,115,000     6,115,000
Southwest Higher Education
  Authority, Inc., Southern
  Methodist University, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale                    3.78       01/03/06    1,060,000     1,060,000
                                                                    ------------
                                                                       7,175,000
                                                                    ------------
UTAH - 0.8%
Salt Lake County, Pollution
  Control, British Petroleum,
  Amoco                           3.78       01/03/06    2,000,000     2,000,000
                                                                    ------------
VIRGINIA - 1.7%
Peninsula Port Authority,
  Dominion Terminal
  Associates, LOC: U.S. Bank
  Trust NA                        3.77       01/03/06    4,295,000     4,295,000
                                                                    ------------
WASHINGTON - 0.9%
Washington State Public Power
  Supply System, LOC: Bank of
  America NA                      3.54       01/07/06      425,000       425,000
Washington State Public Power
  Supply System, LOC: JP
  Morgan Chase Bank               3.57       01/07/06    1,700,000     1,700,000
Washington State, SPA:
  Landesbank Hessen-Thueringen
  Girozentrale                    3.49       01/07/06      100,000       100,000
                                                                    ------------
                                                                       2,225,000
                                                                    ------------
WISCONSIN - 1.9%
Wisconsin State                   2.82       02/08/06    5,000,000     5,000,000
                                                                    ------------
WYOMING - 0.1%
Lincoln County Pollution
  Control Revenue Bond, Exxon
  Mobil Corporation               3.69       01/03/06      300,000       300,000
Sublette County Pollution
  Control Revenue Bond, Exxon
  Mobil Corporation               3.69       01/03/06       65,000        65,000
                                                                    ------------
                                                                         365,000
                                                                    ------------
                                                                     198,605,000
                                                                    ------------
FIXED RATE DEMAND NOTES - 20.3%
ARIZONA - 3.9%
Salt River Project Agricultral
  Improvement & Power District    3.00       03/08/06   10,000,000    10,000,000
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                YIELD TO                   PAR         VALUE
                                MATURITY#    MATURITY     VALUE       (NOTE 1)

--------------------------------------------------------------------------------
FIXED RATE DEMAND NOTES (CONTINUED)
COLORADO - 1.9%
Colorado State General Fund
  Revenue Bond                    2.60%      06/27/06  $ 5,000,000  $  5,033,071
                                                                    ------------
FLORIDA - 3.1%
Jacksonville Electric
  Authority                       3.10       03/01/06    8,000,000     8,000,000
                                                                    ------------
GEORGIA - 3.1%
Municipal Electricity
  Authority of Georgia, LOC:
  Bayerische Landesbank           3.11       01/11/06    8,000,000     8,000,000
                                                                    ------------
NEBRASKA - 3.9%
Omaha Public Power District       2.76       01/04/06    5,000,000     5,000,000
                                  2.65       03/08/06    5,000,000     5,000,000
                                                                    ------------
                                                                      10,000,000
                                                                    ------------
NEW JERSEY - 3.1%
New Jersey State Tax & Revenue
  Anticipation Notes              2.77       06/23/06    8,000,000     8,045,578
                                                                    ------------
TEXAS - 1.3%
Texas Department of
  Transportation, LOC: Bank of
  America NA                      2.72       02/15/06    3,500,000     3,500,000
                                                                    ------------
                                                                      52,578,649
                                                                    ------------

                                                         SHARES
                                                       -----------
MUTUAL FUNDS - 2.8%
Goldman Sachs Financial Square
  Tax Free Money Market Fund                             7,044,013     7,044,013
SEI Tax-Exempt Institutional
  Money Market Fund                                         80,991        80,991
                                                                    ------------
                                                                       7,125,004
                                                                    ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                         258,308,653

Other assets and liabilities, net - 0.3%                                 901,142
                                                                    ------------

NET ASSETS - 100.0%                                                 $259,209,795
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS:

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance Holdings Ltd.

LOC - Letter of Credit

MBIA - MBIA Insurance Corporation

SPA - Standby Purchase Agreement

#    Unaudited

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                     COMPOSITION OF NET ASSESTS (UNAUDITED)
--------------------------------------------------------------------------------

        Variable Rate Demand Notes                              76.6%
        Fixed Rate Demand Notes                                 20.3%
        Mutual Funds                                             2.8%
        Other assets and liabilities, net                        0.3%

    The accompanying notes are an integral part of the financial statements.

                                                  MERRIMAC MASTER PORTFOLIO
                                             STATEMENTS OF ASSETS AND LIABILITIES
                                                      DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                 CASH            PRIME          TREASURY      TREASURY PLUS    U.S. GOVERNMENT     MUNICIPAL
                              PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                           ----------------  --------------  --------------  ----------------  ----------------  --------------
ASSETS
    Investments, at value
      (Note 1)             $ 1,820,274,450   $ 201,496,132   $ 238,119,489   $            --   $   891,711,207   $ 258,308,653
    Repurchase agreements      125,000,000              --              --     1,262,536,963       420,500,000              --
    Cash                            16,422          28,387              --                --           478,962              --
    Interest receivable          6,393,431         386,106         298,766           241,486         3,534,468         934,911
    Prepaid expenses                46,538          18,597           5,810            34,057            30,704           5,355
                           ---------------   -------------   -------------   ---------------   ---------------   -------------
        Total assets         1,951,730,841     201,929,222     238,424,065     1,262,812,506     1,316,255,341     259,248,919
                           ---------------   -------------   -------------   ---------------   ---------------   -------------
LIABILITIES
    Management fee
      payable (Note 2)             265,920          28,995          34,284           178,826           179,002          35,354
    Accrued expenses                59,245          44,279          20,315            26,507             7,572           3,770
                           ---------------   -------------   -------------   ---------------   ---------------   -------------
        Total liabilities          325,165          73,274          54,599           205,333           186,574          39,124
                           ---------------   -------------   -------------   ---------------   ---------------   -------------

NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS                $ 1,951,405,676   $ 201,855,948   $ 238,369,466   $ 1,262,607,173   $ 1,316,068,767   $ 259,209,795
                           ===============   =============   =============   ===============   ===============   =============

                           The accompanying notes are an integral part of the financial statements.

                                            MERRIMAC MASTER PORTFOLIO
                                            STATEMENTS OF OPERATIONS
                                          YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------
                               CASH          PRIME        TREASURY    TREASURY PLUS  U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                           -------------  ------------  ------------  -------------  ---------------  -------------
INCOME
    Interest and
     dividends             $ 60,681,742   $ 6,683,503   $ 7,892,845   $ 49,913,218    $ 40,087,267    $ 6,109,332
                           ------------   -----------   -----------   ------------    ------------    -----------
EXPENSES
    Management fees
     (Note 2)                 3,284,268       363,766       456,210      2,709,532       2,120,688        447,907
    Audit                        40,429        21,055        16,306         28,385          23,801         20,961
    Transaction fees              9,933         3,815         2,951          3,717           4,685          5,123
    Legal                         7,908           816           834          5,731           4,269          1,030
    Insurance                    40,772         4,207         4,302         29,548          22,008          5,312
    Trustees fees and
     expenses                    52,156         5,382         5,503         37,797          28,153          6,795
    Line of credit fee           70,197         8,012         7,378         57,618          41,899         10,113
    Public ratings fee               --        46,260         5,165          6,505              --             --
    Compliance fees and
     expenses                    50,686         5,049         4,842         34,571          25,951          6,328
    Miscellaneous                16,021         6,679         4,427          5,577           4,684          1,897
                           ------------   -----------   -----------   ------------    ------------    -----------
        Total expenses        3,572,370       465,041       507,918      2,918,981       2,276,138        505,466
        Reduction of
        management fee
        (Note 2)               (958,611)           --            --             --              --             --
                           ------------   -----------   -----------   ------------    ------------    -----------
        Net expenses          2,613,759       465,041       507,918      2,918,981       2,276,138        505,466
                           ------------   -----------   -----------   ------------    ------------    -----------

NET INVESTMENT INCOME        58,067,983     6,218,462     7,384,927     46,994,237      37,811,129      5,603,866

NET REALIZED LOSS ON
  INVESTMENTS                   (75,169)      (17,873)       (2,993)            --         (13,281)            --
                           ------------   -----------   -----------   ------------    ------------    -----------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $ 57,992,814   $ 6,200,589   $ 7,381,934   $ 46,994,237    $ 37,797,848    $ 5,603,866
                           ============   ===========   ===========   ============    ============    ===========

                    The accompanying notes are an integral part of the financial statements.

                                          MERRIMAC MASTER PORTFOLIO
                                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------
                                       CASH PORTFOLIO                         PRIME PORTFOLIO
                           --------------------------------------  --------------------------------------
                               YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                           DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2005   DECEMBER 31, 2004
                           ------------------  ------------------  ------------------  ------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      58,067,983   $      59,431,269   $       6,218,462   $       6,295,442
    Net realized loss on
      investments                    (75,169)         (1,055,687)            (17,873)            (13,483)
                           -----------------   -----------------   -----------------   -----------------
        Net increase in
          net assets from
          operations              57,992,814          58,375,582           6,200,589           6,281,959
                           -----------------   -----------------   -----------------   -----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions             14,835,974,593      39,360,152,742          77,520,094       1,319,460,592
    Withdrawals              (15,003,383,054)    (41,812,040,733)       (280,848,926)     (1,126,941,441)
                           -----------------   -----------------   -----------------   -----------------
        Net increase
          (decrease) from
          investors'
          transactions          (167,408,461)     (2,451,887,991)       (203,328,832)        192,519,151
                           -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 (109,415,647)     (2,393,512,409)       (197,128,243)        198,801,110
NET ASSETS
    Beginning of period        2,060,821,323       4,454,333,732         398,984,191         200,183,081
                           -----------------   -----------------   -----------------   -----------------
    End of period          $   1,951,405,676   $   2,060,821,323   $     201,855,948   $     398,984,191
                           =================   =================   =================   =================

                                     TREASURY PORTFOLIO
                           --------------------------------------
                               YEAR ENDED          YEAR ENDED
                           DECEMBER 31, 2005   DECEMBER 31, 2004
                           ------------------  ------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $       7,384,927   $       3,187,271
    Net realized loss on
      investments                     (2,993)               (735)
                           -----------------   -----------------
        Net increase in
          net assets from
          operations               7,381,934           3,186,536
                           -----------------   -----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions                456,025,604         574,365,214
    Withdrawals                 (536,652,671)       (567,540,350)
                           -----------------   -----------------
        Net increase
          (decrease) from
          investors'
          transactions           (80,627,067)          6,824,864
                           -----------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                  (73,245,133)         10,011,400
NET ASSETS
    Beginning of period          311,614,599         301,603,199
                           -----------------   -----------------
    End of period          $     238,369,466   $     311,614,599
                           =================   =================

                    The accompanying notes are an integral part of the financial statements.

                                            MERRIMAC MASTER PORTFOLIO
                                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------
                                  TREASURY PLUS PORTFOLIO                U.S. GOVERNMENT PORTFOLIO
                           --------------------------------------  --------------------------------------
                               YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                           DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2005   DECEMBER 31, 2004
                           ------------------  ------------------  ------------------  ------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      46,994,237   $      21,093,432   $      37,811,129   $      14,906,275
    Net realized loss on
      investments                         --                  --             (13,281)           (336,064)
                           -----------------   -----------------   -----------------   -----------------
        Net increase in
          net assets from
          operations              46,994,237          21,093,432          37,797,848          14,570,211
                           -----------------   -----------------   -----------------   -----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions             16,515,775,003      20,677,759,464       5,523,129,189       5,180,149,763
    Withdrawals              (17,237,928,487)    (20,102,114,801)     (5,311,226,842)     (4,623,975,823)
                           -----------------   -----------------   -----------------   -----------------
        Net increase
          (decrease) from
          investors'
          transactions          (722,153,484)        575,644,663         211,902,347         556,173,940
                           -----------------   -----------------   -----------------   -----------------

NET INCREASE (DECREASE)
  IN NET ASSETS                 (675,159,247)        596,738,095         249,700,195         570,744,151
NET ASSETS
    Beginning of period        1,937,766,420       1,341,028,325       1,066,368,572         495,624,421
                           -----------------   -----------------   -----------------   -----------------
    End of period          $   1,262,607,173   $   1,937,766,420   $   1,316,068,767   $   1,066,368,572
                           =================   =================   =================   =================

                                    MUNICIPAL PORTFOLIO
                           --------------------------------------
                               YEAR ENDED          YEAR ENDED
                           DECEMBER 31, 2005   DECEMBER 31, 2004
                           ------------------  ------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $       5,603,866   $       3,233,089
    Net realized loss on
      investments                         --                  --
                           -----------------   -----------------
        Net increase in
          net assets from
          operations               5,603,866           3,233,089
                           -----------------   -----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions                620,764,875         760,179,195
    Withdrawals                 (684,853,568)       (695,111,102)
                           -----------------   -----------------
        Net increase
          (decrease) from
          investors'
          transactions           (64,088,693)         65,068,093
                           -----------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                  (58,484,827)         68,301,182
NET ASSETS
    Beginning of period          317,694,622         249,393,440
                           -----------------   -----------------
    End of period          $     259,209,795   $     317,694,622
                           =================   =================

                    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             RATIOS TO AVERAGE
                                                 NET ASSETS
                                            --------------------    NET ASSETS
                                                         NET          END OF
PERIODS ENDED                     TOTAL               INVESTMENT      PERIOD
DECEMBER 31,                    RETURN (A)  EXPENSES    INCOME    (000S OMITTED)
------------                    ----------  --------  ----------  --------------
CASH PORTFOLIO
    2005                            3.06%     0.14%(B)     3.00%   $1,951,406
    2004                            1.25      0.16(B)     1.16      2,060,821
    2003                            1.17      0.18        1.16      4,454,334
    2002                            1.87      0.18        1.87      5,768,493
    2001                            4.26      0.18        3.83      4,992,093
PRIME PORTFOLIO
    2005                            3.00      0.22        2.90        201,856
    2004                            1.26      0.20        1.40        398,984
    2003 (1)                        0.45      0.22(C)     0.84(C)     200,183
TREASURY PORTFOLIO
    2005                            2.83      0.19        2.75        238,369
    2004                            1.03      0.19        1.03        311,615
    2003                            0.87      0.19        0.89        301,603
    2002                            1.55      0.18        1.57        362,188
    2001                            3.80      0.18        3.60        586,494
TREASURY PLUS PORTFOLIO
    2005                            3.05      0.18        2.95      1,262,607
    2004                            1.15      0.18        1.18      1,937,766
    2003                            0.92      0.18        0.90      1,341,028
    2002                            1.52      0.19        1.53        341,947
    2001                            3.72      0.18        3.64        235,597
U.S. GOVERNMENT PORTFOLIO
    2005                            3.02      0.18        3.03      1,316,069
    2004                            1.26      0.18        1.32      1,066,369
    2003                            1.09      0.18        1.06        495,624
    2002                            1.76      0.18        1.77        451,193
    2001                            4.03      0.18        3.70        480,608
MUNICIPAL PORTFOLIO
    2005                            2.18      0.19        2.13        259,210
    2004                            1.00      0.18        1.01        317,695
    2003                            0.81      0.19        0.80        249,393
    2002                            1.24      0.19        1.23         96,413
    2001 (2)                        1.50      0.23(C)     1.87(C)     124,727

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period. Total returns for periods of less than one year are not annualized.

(B) The adviser waived a portion of the expenses. Without this waiver, the net expense ratio would have been 0.18% for the years ended December 31, 2005 and 2004.

(C)  Annualized.

(1)  Commenced Operations June 20, 2003.

(2)  Commenced Operations April 19, 2001.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), collectively the "Portfolios", are separate diversified investment series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so. The Portfolios held no forward commitments at December 31, 2005.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios. The Adviser and Sub-Adviser voluntarily waived a portion of the Cash Portfolio's fee during the year ended December 31, 2005.

       Lehman Brothers Asset Management LLC (formerly known as Lincoln Capital Fixed Income Management Company, LLC) ("LBAM") serves as the sub-adviser to the Cash Portfolio, Government Portfolio, and the Prime Portfolio. For its services as investment sub-adviser, LBAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio at a rate of 0.0675%. Prior to May 1, 2005, LBAM received an annual fee, based on average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000.

       M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio.

       ABN AMRO Asset Management, Inc. (formerly ABN AMRO Asset Management (USA)
       LLC) ("ABN AMRO") serves as sub-adviser to the Municipal Portfolio. For its services, ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.12% on the first $75,000,000 in assets; 0.10% on the next $75,000,000 in assets; and 0.08% on assets exceeding $150,000,000.

       The Portfolios do not pay a fee directly to the sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the year ended December 31, 2005 were aggregated as follows:

                                                                  COMBINED
                                                               MATURITIES AND
                                               PURCHASES            SALES
                                           -----------------  -----------------
         Cash Portfolio                    $  72,930,916,342  $  73,036,707,534
         Prime Portfolio                       5,670,108,796      5,865,212,116
         Treasury Portfolio                    1,802,326,834      1,875,933,571
         Treasury Plus Portfolio             398,349,012,734    399,024,459,324
         U.S. Government Portfolio            80,084,538,392     79,837,935,359
         Municipal Portfolio                   1,369,934,183      1,428,165,504

(4)   LINE OF CREDIT

       The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual Portfolio will have access to the entire $150 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. The Portfolios had no borrowings during the year ended December 31, 2005.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Owners of Beneficial Interest of
Merrimac Master Portfolio

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Merrimac Master Portfolio (the "Trust") comprising Merrimac Cash Portfolio, Merrimac Prime Portfolio, Merrimac Treasury Portfolio, Merrimac Treasury Plus Portfolio, Merrimac U.S. Government Portfolio and Merrimac Municipal Portfolio, six of the series comprising Merrimac Master Portfolio (the "Trust") as of December 31, 2005, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series constituting Merrimac Master Portfolio at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                                     [SIGNATURE]
Boston, Massachusetts
February 9, 2006

                                BOARD OF DIRECTOR INFORMATION (UNAUDITED)
----------------------------------------------------------------------------------------------------------

The following is information regarding the Trustees and Officers of the Merrimac
Master Portfolio and the Merrimac Series.

                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                            TERM OF OFFICE                                  FUND COMPLEX
                                            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 NAME, ADDRESS AND AGE   POSITIONS HELD     TIME SERVED(1)       DURING PAST 5 YEARS     TRUSTEE/OFFICER(2)
 ----------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
 THOMAS J. BROWN         Trustee         Since 2003            Independent Trustee,             13
 200 Clarendon Street,                                         VALIC Company I and II
 Boston, Massachusetts                                         (annuities), 2005 --
 02116                                                         present; Chief Operating
 Age: 60                                                       Officer and Chief
                                                               Financial Officer,
                                                               American General Asset
                                                               Management (Investment
                                                               Management), 2000 --
                                                               2002; Chief Financial
                                                               Officer, Cypress
                                                               Holdings (Investment
                                                               Management), 1997 --
                                                               2000.
 FRANCIS J. GAUL, JR.    Trustee         Merrimac Master       Private Investor,                13
 200 Clarendon Street,                   Portfolio since       1997 -- present; Vice
 Boston, Massachusetts                   1996; Merrimac        President and Principal,
 02116                                   Series since 1998     Triad Investment
 Age: 62                                                       Management Company
                                                               (Registered Investment
                                                               Adviser), 1996 -- 1997.
 ARTHUR H. MEEHAN        Trustee         Since 2004            Director, St. Vincent            13
 200 Clarendon Street,                                         College, 1999 --
 Boston, Massachusetts                                         present; Director,
 02116                                                         Citizens Bank, 2002 --
 Age: 70                                                       present; Chief Executive
                                                               Officer and President,
                                                               Medford Savings Bank,
                                                               1992 -- 2002.
 THOMAS E. SINTON        Trustee         Merrimac Master       Retired, Managing                13
 200 Clarendon Street,                   Portfolio since       Director, Corporate
 Boston, Massachusetts                   1996; Merrimac        Accounting Policy,
 02116                                   Series since 1998     1993 -- 1996;
 Age: 73                                                       Consultant, Bankers
                                                               Trust Company, 1993 --
                                                               1996.
 INTERESTED TRUSTEE AND
 OFFICERS(3)
 KEVIN J. SHEEHAN        Trustee         Merrimac Master       Chairman and Chief               13
 200 Clarendon Street,                   Portfolio since       Executive Officer,
 Boston, Massachusetts                   1996; Merrimac        2001 -- present;
 02116                                   Series since 1998     Chairman, Chief
 Age: 54                                                       Executive Officer and
                                                               President, Investors
                                                               Financial Services Corp.
                                                               and Investors Bank &
                                                               Trust Company, 1995 --
                                                               2001.
 PAUL J. JASINSKI        President and   Merrimac Master       Managing Director,               13
 200 Clarendon Street,   Chief           Portfolio since       Investors Bank & Trust
 Boston, Massachusetts   Executive       1999; Merrimac        Company, 1990 --
 02116                   Officer         Series since 2001     present; Director,
 Age: 58                                                       Investors Bank &
                                                               Trust -- Advisory
                                                               Division, 1996 --
                                                               present.


                                BOARD OF DIRECTOR INFORMATION (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                            TERM OF OFFICE                                  FUND COMPLEX
                                            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 NAME, ADDRESS AND AGE   POSITIONS HELD     TIME SERVED(1)       DURING PAST 5 YEARS     TRUSTEE/OFFICER(2)
 ----------------------------------------------------------------------------------------------------------
 JOHN F. PYNE            Vice            Treasurer and Chief   Director, Investors              13
 200 Clarendon Street,   President,      Financial Officer     Bank & Trust Company,
 Boston, Massachusetts   Treasurer and   since 2002, Vice      2000 -- present.
 02116                   Chief           President since 2000
 Age: 37                 Financial
                         Officer
 DONALD F. COOLEY        Vice President  Merrimac Master       Director/Sales,                  13
 200 Clarendon Street,                   Portfolio since       Investors Bank & Trust
 Boston, Massachusetts                   2003, Merrimac        Company, 2001 --
 02116                                   Series since 2001     present; Vice President,
 Age: 42                                                       Credit Suisse First
                                                               Boston, 1999 -- 2000.
 SUSAN C. MOSHER         Anti-Money      Since 2002            Senior Director,                 13
 200 Clarendon Street,   Laundering                            2001 -- present;
 Boston, Massachusetts   Compliance                            Director, 1995 -- 2000,
 02116                   Officer                               Mutual Fund
 Age: 50                                                       Administration -- Legal
                                                               Administration,
                                                               Investors Bank & Trust
                                                               Company.
 DONNA M. ROGERS         Chief           Since 2004            Senior Director,                 13
 200 Clarendon Street,   Compliance                            1996 -- present;
 Boston, Massachusetts   Officer                               Director, 1994 -- 1996,
 02116                                                         Mutual Fund
 Age: 39                                                       Administration --
                                                               Reporting & Compliance,
                                                               Investors Bank & Trust
                                                               Company.
 RAINER L.C. FROST       Secretary and   Since 2005            Director and Counsel,            13
 200 Clarendon Street,   Chief Legal                           Investors Bank & Trust
 Boston, Massachusetts   Officer                               Company, 2005 --
 02116                                                         present; Principal and
 Age: 48                                                       General Counsel, Clarity
                                                               Group, 2000 -- 2005;
                                                               Chief Administration
                                                               Officer, Executive
                                                               Vice-President and
                                                               General Counsel,
                                                               GoldK, Inc., 2001 --
                                                               2002; Chief Executive
                                                               Officer and General
                                                               Counsel, Norfox
                                                               Software, 1999 -- 2000.
 BRIAN F. LINK           Assistant       Since 2005            Senior Associate                 13
 200 Clarendon Street,   Secretary                             Counsel, Mutual Fund
 Boston, Massachusetts                                         Administration,
 02116                                                         Investors Bank & Trust
 Age: 33                                                       Company, 2005 --
                                                               present; Associate
                                                               Counsel, Mutual Fund
                                                               Administration,
                                                               Investors Bank & Trust
                                                               Company, 2004 -- 2005;
                                                               Senior Product Manager,
                                                               Deutsche Asset
                                                               Management, 2003 --
                                                               2004; Product Manager,
                                                               Fidelity Investments,
                                                               2000 -- 2003.
 BRIAN C. POOLE          Assistant       Since 2005            Associate Counsel,               13
 200 Clarendon Street,   Secretary                             Mutual Fund
 Boston, Massachusetts                                         Administration,
 02116                                                         Investors Bank & Trust
 Age: 34                                                       Company, 2004 --
                                                               present; Product
                                                               Manager, Fidelity
                                                               Investments, 2000 --
                                                               2004.

--------------------------------------------------------------------------------

(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.
(2) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising thirteen series as of December 31, 2005.
(3) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, the investment adviser for the Merrimac Master Portfolio.

                                MERRIMAC SERIES
                        SHAREHOLDER EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of a Merrimac Series fund, you incur ongoing operational costs, including management fees and other fund expenses. The annualized expense ratio reflects the feeder funds' proportional allocation of the Master Portfolio's expenses as well as expenses that are specific to the feeder (See Note 1 to the Merrimac Series Financial Statements). The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Merrimac Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES The first line under each fund class name in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under each fund class name in the table below provides information about the hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                             EXPENSES PAID
                                    BEGINNING            ENDING                              DURING PERIOD
                                  ACCOUNT VALUE      ACCOUNT VALUE        ANNUALIZED        (JULY 1 THROUGH
                                  JULY 1, 2005     DECEMBER 31, 2005     EXPENSE RATIO    DECEMBER 31, 2005)
                                  -------------    ------------------    -------------    -------------------
MERRIMAC CASH SERIES
PREMIUM CLASS
    Actual                            $1,000.00            $1,018.10             0.21%                 $1.07
    Hypothetical (5% return
      before expenses)                 1,000.00             1,024.15             0.21%                  1.07
RESERVE CLASS
    Actual                             1,000.00             1,017.60             0.31%                  1.58
    Hypothetical (5% return
      before expenses)                 1,000.00             1,023.64             0.31%                  1.58
INSTITUTIONAL CLASS
    Actual                             1,000.00             1,016.90             0.46%                  2.34
    Hypothetical (5% return
      before expenses)                 1,000.00             1,022.89             0.46%                  2.35
NOTTINGHAM CLASS
    Actual                             1,000.00             1,018.10             0.21%                  1.07
    Hypothetical (5% return
      before expenses)                 1,000.00             1,024.15             0.21%                  1.07
INVESTMENT CLASS
    Actual                             1,000.00             1,016.40             0.56%                  2.85
    Hypothetical (5% return
      before expenses)                 1,000.00             1,022.38             0.56%                  2.85

MERRIMAC PRIME SERIES
PREMIUM CLASS
    Actual                             1,000.00             1,017.90             0.25%                  1.27
    Hypothetical (5% return
      before expenses)                 1,000.00             1,023.95             0.25%                  1.28
RESERVE CLASS
    Actual                             1,000.00             1,017.40             0.35%                  1.63
    Hypothetical (5% return
      before expenses)                 1,000.00             1,023.44             0.35%                  1.63
INSTITUTIONAL CLASS
    Actual                             1,000.00             1,016.60             0.50%                  2.34
    Hypothetical (5% return
      before expenses)                 1,000.00             1,022.68             0.50%                  2.35
NOTTINGHAM CLASS
    Actual                             1,000.00             1,017.90             0.25%                  1.22
    Hypothetical (5% return
      before expenses)                 1,000.00             1,023.95             0.25%                  1.22
INVESTMENT CLASS
    Actual                             1,000.00             1,016.10             0.60%                  2.69
    Hypothetical (5% return
      before expenses)                 1,000.00             1,022.18             0.60%                  2.70


                                                 MERRIMAC SERIES
                                           SHAREHOLDER EXPENSES (UNAUDITED)
------------------------------------------------------------------------------------------------------------

                                                                                             EXPENSES PAID
                                    BEGINNING            ENDING                              DURING PERIOD
                                  ACCOUNT VALUE      ACCOUNT VALUE        ANNUALIZED        (JULY 1 THROUGH
                                  JULY 1, 2005     DECEMBER 31, 2005     EXPENSE RATIO    DECEMBER 31, 2005)
                                  -------------    ------------------    -------------    -------------------
MERRIMAC TREASURY SERIES
PREMIUM CLASS
    Actual                            $1,000.00            $1,016.30             0.23%                 $1.17
    Hypothetical (5% return
      before expenses)                 1,000.00             1,024.05             0.23%                  1.17
RESERVE CLASS
    Actual                             1,000.00             1,015.80             0.33%                  1.42
    Hypothetical (5% return
      before expenses)                 1,000.00             1,023.54             0.33%                  1.43
INSTITUTIONAL CLASS
    Actual                             1,000.00             1,015.00             0.48%                  2.44
    Hypothetical (5% return
      before expenses)                 1,000.00             1,022.79             0.48%                  2.45
NOTTINGHAM CLASS
    Actual                             1,000.00             1,016.30             0.23%                  1.07
    Hypothetical (5% return
      before expenses)                 1,000.00             1,024.05             0.23%                  1.07
INVESTMENT CLASS
    Actual                             1,000.00             1,014.50             0.58%                  2.95
    Hypothetical (5% return
      before expenses)                 1,000.00             1,022.28             0.58%                  2.96

MERRIMAC TREASURY PLUS SERIES
PREMIUM CLASS
    Actual                             1,000.00             1,017.60             0.23%                  1.17
    Hypothetical (5% return
      before expenses)                 1,000.00             1,024.05             0.23%                  1.17
RESERVE CLASS
    Actual                             1,000.00             1,017.10             0.33%                  1.58
    Hypothetical (5% return
      before expenses)                 1,000.00             1,023.54             0.33%                  1.58
INSTITUTIONAL CLASS
    Actual                             1,000.00             1,016.30             0.49%                  2.49
    Hypothetical (5% return
      before expenses)                 1,000.00             1,022.74             0.49%                  2.50
NOTTINGHAM CLASS
    Actual                             1,000.00             1,017.60             0.23%                  1.17
    Hypothetical (5% return
      before expenses)                 1,000.00             1,024.05             0.23%                  1.17
INVESTMENT CLASS
    Actual                             1,000.00             1,016.00             0.58%                  2.95
    Hypothetical (5% return
      before expenses)                 1,000.00             1,022.28             0.58%                  2.96

MERRIMAC U.S. GOVERNMENT
  SERIES
PREMIUM CLASS
    Actual                             1,000.00             1,017.80             0.20%                  1.02
    Hypothetical (5% return
      before expenses)                 1,000.00             1,024.20             0.20%                  1.02
RESERVE CLASS
    Actual                             1,000.00             1,017.30             0.29%                  1.47
    Hypothetical (5% return
      before expenses)                 1,000.00             1,023.74             0.29%                  1.48
INSTITUTIONAL CLASS
    Actual                             1,000.00             1,016.60             0.44%                  2.24
    Hypothetical (5% return
      before expenses)                 1,000.00             1,022.99             0.44%                  2.24
NOTTINGHAM CLASS
    Actual                             1,000.00             1,017.80             0.21%                  1.07
    Hypothetical (5% return
      before expenses)                 1,000.00             1,024.15             0.21%                  1.07
INVESTMENT CLASS
    Actual                             1,000.00             1,016.10             0.54%                  2.74
    Hypothetical (5% return
      before expenses)                 1,000.00             1,022.48             0.54%                  2.75


                                                   MERRIMAC SERIES
                                          SHAREHOLDER EXPENSES (UNAUDITED)
------------------------------------------------------------------------------------------------------------
                                                                                             EXPENSES PAID
                                    BEGINNING            ENDING                              DURING PERIOD
                                  ACCOUNT VALUE      ACCOUNT VALUE        ANNUALIZED        (JULY 1 THROUGH
                                  JULY 1, 2005     DECEMBER 31, 2005     EXPENSE RATIO    DECEMBER 31, 2005)
                                  -------------    ------------------    -------------    -------------------
MERRIMAC MUNICIPAL SERIES
PREMIUM CLASS
    Actual                            $1,000.00            $1,012.10             0.21%                 $1.07
    Hypothetical (5% return
      before expenses)                 1,000.00             1,024.15             0.21%                  1.07
RESERVE CLASS
    Actual                             1,000.00             1,011.60             0.32%                  1.42
    Hypothetical (5% return
      before expenses)                 1,000.00             1,023.59             0.32%                  1.43
INSTITUTIONAL CLASS
    Actual                             1,000.00             1,010.80             0.47%                  2.48
    Hypothetical (5% return
      before expenses)                 1,000.00             1,022.84             0.47%                  2.50
NOTTINGHAM CLASS
    Actual                             1,000.00             1,012.10             0.22%                  1.07
    Hypothetical (5% return
      before expenses)                 1,000.00             1,024.10             0.22%                  1.07
INVESTMENT CLASS
    Actual                             1,000.00             1,010.30             0.57%                  2.89
    Hypothetical (5% return
      before expenses)                 1,000.00             1,022.33             0.57%                  2.91

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.gov.

Each Series of the Merrimac Series invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2004 to June 30, 2005.

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-888-637-7622; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

ITEM 2. CODE OF ETHICS.

    As of December 31, 2005, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2005, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    The Registrant's Board of Trustees has determined that the Registrant has audit committee financial experts serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are Thomas E. Sinton and Thomas J. Brown, who are independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by the Registrant's accountant, Ernst & Young LLP, for the audit of the Registrant's annual financial statements for the fiscal years ending December 31, 2005 and 2004 were $151,475 and $103,509, respectively.
(b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2005 and 2004.
(c) TAX FEES: The aggregate fees billed to the Registrant for professional services rendered by Ernst & Young LLP for the review and signing of federal, state and excise tax returns for the fiscal years ending December 31, 2005 and 2004 were $14,425 and $14,491, respectively.
(d) ALL OTHER FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2005 and 2004.
(e) The Registrant's Audit Committee (the "Committee") will generally pre-approve all audit and non-audit services provided to the Registrant. In addition, the Committee has delegated to Mr. Thomas E. Sinton, a member of the Committee, the authority to pre-approve audit and non-audit services to be provided to the Registrant not to exceed $20,000 on an annual basis, and subject to subsequent report to the Committee. The Committee pre-approved all audit and non-audit services provided to the Registrant for the fiscal years ended December 31, 2005 and December 31, 2004.
(f) Not applicable.
(g) The aggregate non-audit fees billed by Ernst & Young LLP to the Trust, the Adviser and all entities controlling, controlled by, or under common control with the Adviser that provide services to the Trust for the fiscal years ended December 31, 2005 and December 31, 2004 were $918,824 and $503,000, respectively.
(h) The Registrant's audit committee considered whether the provision of non-audit services that were rendered to the registrant's investment adviser by the principal accountant were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

    Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

    Not applicable to this registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND Affiliated Purchasers.

    Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

    Not applicable to this registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("The 1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a)(1) Sox Code of Ethics is attached.
         (a)(2) Separate certifications for the Registrant's of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.
         (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906.CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Master Portfolio

By: /s/ Paul J. Jasinski
    ------------------------------------------------------------
    Paul J. Jasinski, President and Principal Executive Officer

Date:    March 6, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By: /s/ Paul J. Jasinski
    ------------------------------------------------------------
    Paul J. Jasinski, President and Principal Executive Officer

Date:    March 6, 2006


By: /s/ John F. Pyne
    ------------------------------------------------------------
    John F. Pyne, Treasurer and Principal Financial Officer

Date:    March 6, 2006